Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Summary of liabilities measured or disclosed at fair value

	As of December 31, 2014
Liabilities:	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(RMB)	(RMB)	(RMB)	(RMB)

Long-term borrowings	—	—	84,000,000	84,000,000
	—	—	84,000,000	84,000,000

	As of December 31, 2013
Liabilities:	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(RMB)	(RMB)	(RMB)	(RMB)

Long-term borrowings	—	—	48,000,000	48,000,000
Bonds payable	—	—	500,000,000	500,000,000
	—	—	548,000,000	548,000,000

Investment Management Plan
Fair Value Measurements
Summary of the fair value hierarchy for the underlying assets and liabilities held by Investment Management Plan

		Fair value measurements as of December 31, 2013 using			Fair value of
Underlying assets and liabilities held by the Investment Management Plan as of December 31, 2013—	Face value as of December 31, 2013	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	the Investment Management Plan as of December 31, 2013
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Cash and cash equivalents	11,426,863	—	—	—	11,426,863
Investment in equity securities	—	11,264,730	—	—	11,264,730
Investment in debt securities	—	—	67,100,000	—	67,100,000
Other receivable	1,525,236	—	—	—	1,525,236
Other payable	(1,164,453)	—	—	—	(1,164,453)
	11,787,646	11,264,730	67,100,000	—	90,152,376